Warrants (Details) $ / shares in Units, $ in Thousands					1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 05, 2025 $ / shares shares	Feb. 14, 2025 $ / shares shares	Feb. 13, 2025 USD ($) $ / shares shares	Aug. 13, 2024 USD ($) $ / shares shares	Oct. 31, 2023 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Aug. 12, 2024 USD ($)
Warrants [Line Items]
Adjustments to additional paid in capital, warrants (in Dollars) | $								$ 17,635
Number of business days after closing the merger to file with the SEC				20			20
Number of business days after closing the merger to have an effective registration statement				60			60
Class of warrant or right, outstanding (in Shares) | shares						881,007	729,166
Sale of stock, authorized amount (in Dollars) | $			$ 1,500
Public warrants outstanding (in Shares) | shares							14,588,333
Convertible Preferred Stock Warrant Liability [Member]
Warrants [Line Items]
Warrants (in Dollars) | $								203	$ 200
Adjustments to additional paid in capital, warrants (in Dollars) | $				$ 200			200
Public placement warrant liability [Member]
Warrants [Line Items]
Warrants (in Dollars) | $						$ 5	$ 267
Reverse recapitalization, warrants assumed (in Shares) | shares				479,163
Exercise price				$ 230
Minimum threshold after completion of business combination for warrants to be exercisable				30 days
Minimum threshold after closing of initial public offering for warrants to become exercisable				12 months
Warrants and rights outstanding, term				5 years
Class of warrant or right, outstanding (in Shares) | shares						479,163	479,163
Public placement warrant liability [Member] | Redemption Tranche, One [Member]
Warrants [Line Items]
Price per share threshold for redemption of warrants				$ 360
Redemption price of warrants				$ 0.2
Minimum threshold written notice period for redemption of warrants				30 days
Minimum threshold redemption period				30 days
Warrants threshold trading days				20 days
Warrants threshold consecutive trading days				30 days
Minimum threshold after warrants are exercisable, company may redeem				90 days
Public placement warrant liability [Member] | Redemption Tranche, Two [Member]
Warrants [Line Items]
Price per share threshold for redemption of warrants				$ 200
Redemption price of warrants				$ 2
Minimum threshold written notice period for redemption of warrants				30 days
Private Placement Warrant Liability [Member]
Warrants [Line Items]
Warrants (in Dollars) | $						$ 245	$ 133
Reverse recapitalization, warrants assumed (in Shares) | shares				250,000
Exercise price	$ 10	$ 10
Minimum threshold after completion of the merger for warrants to be transferred, assigned, or sold				30 days
Number of securities called by warrants or rights (in Shares) | shares	250,000	250,000
Class of warrant or right, outstanding (in Shares) | shares						1,843	250,000
Sponsor Warrants [Member]
Warrants [Line Items]
Consecutive trading day period while warrants are outstanding scenario		10 days				10 days
Closing price of common stock threshold, forced exercise triggering event		$ 17				$ 17
Duration from initial occurrence of forced exercise triggering event to force the holder to cash exercise the warrants		20 days
Number of shares threshold for scenario (in Shares) | shares		125,000
Class of warrant or right, outstanding (in Shares) | shares						250,000
Number of trading days preceding entry into the agreement	5 days
Triton Warrants [Member]
Warrants [Line Items]
Adjustments to additional paid in capital, warrants (in Dollars) | $						$ 3,100
Exercise price			$ 10
Number of securities called by warrants or rights (in Shares) | shares			150,000
Number of trading days preceding entry into the agreement			5 days
Percentage threshold of ownership for Company's common stock outstanding			19.99%
Private Warrants [Member]
Warrants [Line Items]
Warrants (in Dollars) | $							$ 200
Private Placement Warrants [Member]
Warrants [Line Items]
Reverse recapitalization, warrants assumed (in Shares) | shares							250,000
Minimum threshold after completion of the merger for warrants to be transferred, assigned, or sold							30 days
Class of warrant or right, outstanding (in Shares) | shares							1,843	4,342
Public Warrants [Member]
Warrants [Line Items]
Reverse recapitalization, warrants assumed (in Shares) | shares							479,163
Exercise price							$ 230
Minimum threshold after closing of initial public offering for warrants to become exercisable							12 months
Warrants and rights outstanding, term							5 years
Minimum threshold written notice period for redemption of warrants							30 days
Minimum threshold after completion of the merger for warrants to be transferred, assigned, or sold							30 days
Public Warrants [Member] | Redemption Tranche, One [Member]
Warrants [Line Items]
Price per share threshold for redemption of warrants							$ 360
Redemption price of warrants							$ 0.01
Minimum threshold written notice period for redemption of warrants							30 days
Minimum threshold redemption period							30 days
Warrants threshold trading days							20 days
Warrants threshold consecutive trading days							30 days
Minimum threshold after warrants are exercisable, company may redeem							90 days
Public Warrants [Member] | Redemption Tranche, Two [Member]
Warrants [Line Items]
Price per share threshold for redemption of warrants							$ 200
Redemption price of warrants							$ 0.1
Minimum threshold written notice period for redemption of warrants							30 days
Bridge Convertible Note [Member] | Convertible Debt [Member]
Warrants [Line Items]
Warrants to purchase shares (in Shares) | shares					1,336,723		1,336,723
Common stock exercisable price Per share					$ 0.00339		$ 0.00339
The Sponsor [Member]
Warrants [Line Items]
Sale of stock, authorized amount (in Dollars) | $				$ 8,000
The Sponsor [Member] | Private Placement Warrant Liability [Member]
Warrants [Line Items]
Exercise price				$ 230
The Sponsor [Member] | Private Placement Warrants [Member]
Warrants [Line Items]
Exercise price							$ 230
Maximum [Member] | Measurement Input, Probability Percentage Of Qualified Offering Occurring [Member]
Warrants [Line Items]
Measurement input percentage								90.00%
Minimum [Member] | Measurement Input, Probability Percentage Of Qualified Offering Occurring [Member]
Warrants [Line Items]
Measurement input percentage								10.00%